Provision for warranty (Tables)	12 Months Ended
Dec. 31, 2013
Standard Product Warranty Disclosure [Abstract]
Schedule of Changes in the Amount of Provision for Warranty
The changes in the amount of provision for warranty are as follows:

	December 31,
	2012	2013
Balance at beginning of year	49,512	43,921
Charged to cost of sales	26,527	8,491
Deconsolidation ASMPT	—	(34,290)
Deductions	(31,948)	(9,850)
Foreign currency translation effect	(170)	(306)
Balance at end of year	43,921	7,966

Non-current portion	5,298	—
Current portion	38,623	7,966